UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09375 and 811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc.
              Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 - 09/30/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Global Financial                                             BLACKROCK
Services Fund, Inc.

ANNUAL REPORT | SEPTEMBER 30, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
    Statement of Assets and Liabilities ..................................     7
    Statement of Operations ..............................................     8
    Statements of Changes in Net Assets ..................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    13
Fund Report of Independent Registered Public Accounting Firm .............    17
Important Tax Information (Unaudited) ....................................    17
Portfolio Information ....................................................    18
Portfolio Financial Statements:
    Schedule of Investments ..............................................    19
    Statement of Assets and Liabilities ..................................    22
    Statement of Operations ..............................................    23
    Statements of Changes in Net Assets ..................................    24
Portfolio Financial Highlights ...........................................    24
Portfolio Notes to Financial Statements ..................................    25
Master Report of Independent Registered Public Accounting Firm ...........    28
Disclosure of Investment Advisory Agreement and Subadvisory Agreement ....    29
Officers and Directors ...................................................    33
Additional Information ...................................................    36
Mutual Fund Family .......................................................    38


2    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines related to the housing market turmoil, volatile energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone in September as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the "Fed") has taken decisive action to restore liquidity and bolster financial market stability. Key moves included slashing the target federal funds rate 275 basis points (2.75%) between October 2007 and April 2008 and providing massive cash injections and lending programs. As the credit crisis took an extreme turn for the worse, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in early October in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility and generally posted losses for the current reporting period, with small-cap stocks faring noticeably better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities -- a stark reversal of recent years' trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) amid an ongoing flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.85% by period-end as the financial market contagion widened. Tax-exempt issues underperformed overall, as problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets led to considerable weakness in the high yield sector.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses over the six- and 12-month reporting periods:

Total Returns as of September 30, 2008                                                       6-month        12-month
====================================================================================================================
U.S. equities (S&P 500 Index)                                                                (10.87)%        (21.98)%
--------------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                                  (0.54)         (14.48)
--------------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                            (22.35)         (30.50)
--------------------------------------------------------------------------------------------------------------------
Fixed income (Barclays Capital U.S. Aggregate Index)*                                         (1.50)           3.65
--------------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)*                              (2.59)          (1.87)
--------------------------------------------------------------------------------------------------------------------
High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index)*         (6.77)         (10.51)
--------------------------------------------------------------------------------------------------------------------

*     Formerly a Lehman Brothers index.

      Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock's full resources are dedicated to the management of our clients' assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                     THIS PAGE NOT PART OF YOUR FUND REPORT                    3

Fund Summary                      BlackRock Global Financial Services Fund, Inc.

Portfolio Management Commentary

      How did the Fund perform?

o The Fund's total return, through its investment in Global Financial Services Portfolio, lagged the broad-market MSCI World Index for the 12-month period, but outperformed the benchmark MSCI World Financials Index.

      What factors influenced performance?

o Amid unprecedented volatility in world equity markets -- notably in the financials sector -- the Portfolio's allocation to cash, which averaged over 6.5% during the period, was a key contributor to performance relative to the MSCI World Financials Index. Stock selection in diversified financial services and an allocation to information technology services name Visa, Inc. also aided relative results. Individual contributors included JPMorgan Chase & Co., ACE Ltd., Fortis and BNP Paribas SA. At the country level, stock selection and an underweight in the U.K., stock selection and an overweight in France, and stock selection in Belgium and Singapore were sources of relative outperformance.

o Conversely, stock selection in the real estate management & development, commercial banks, insurance and capital markets subsectors detracted from relative performance. An underweight in real estate investment trusts (REITs) also proved unfavorable. Individual detractors included Lehman Brothers Holdings Inc., American International Group Inc., Wells Fargo & Co. (which we were underweight) and Fannie Mae. Regionally, stock selection and an overweight in the U.S., an overweight in China, an underweight position in Canada and stock selection in Italy hindered results.

      Describe recent portfolio activity.

o From an industry perspective, we increased the Portfolio's allocation to commercial banks and cash, and initiated positions in IT services and REITs. We reduced Portfolio exposure to capital markets (primarily investment banks), diversified financial services and insurance names.

o Regionally, we decreased the Portfolio's exposure to Asia Pacific ex-Japan and Europe, while increasing the weighting in Japan. Our allocation to North America was unchanged, though we did initiate a position in Canada. We also initiated a position in Latin America, specifically Brazil.

      Describe Portfolio positioning at period-end.

o Relative to the MSCI World Financials Index, the Portfolio ended the period overweight in the United States, Indonesia, China/Hong Kong, Malaysia and South Korea, and underweight in the United Kingdom, Canada, Japan and Switzerland.

o From a subsector standpoint, the Portfolio was overweight in IT services, and underweight commercial banks, REITs, real estate management & development and diversified financial services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

                                          Actual                                                  Hypothetical 2
                  --------------------------------------------------------   -------------------------------------------------------
                    Beginning          Ending                                  Beginning         Ending
                  Account Value     Account Value        Expenses Paid       Account Value    Account Value        Expenses Paid
                  April 1, 2008   September 30, 2008   During the Period 1   April 1, 2008  September 30, 2008   During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional ...    $1,000            $783.40              $ 6.03              $1,000          $1,018.14             $ 6.82
Investor A ......    $1,000            $782.30              $ 7.05              $1,000          $1,016.99             $ 7.97
Investor B ......    $1,000            $779.50              $10.57              $1,000          $1,013.01             $11.96
Investor C ......    $1,000            $780.40              $10.23              $1,000          $1,013.41             $11.56
Class R .........    $1,000            $780.50              $ 8.99              $1,000          $1,014.81             $10.17
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.36% for Institutional, 1.59% for Investor A, 2.39% for Investor B, 2.31% for Investor C and 2.03% for Class R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the MSCI World Index and the MSCI World Financials Index. Values are from November 26, 1999 to September 2008:

                                                                      MSCI World
                  Institutional       Investor A      MSCI World      Financials
                    Shares(1,2)      Shares(1,2)        Index(3)        Index(4)
11/26/99(5)             $10,000           $9,475         $10,000         $10,000
9/00                    $12,290          $11,616          $9,806         $10,742
9/01                    $11,140          $10,511          $7,046          $8,695
9/02                    $10,043           $9,444          $5,695          $7,157
9/03                    $13,969          $13,112          $7,141          $9,302
9/04                    $17,474          $16,357          $8,362         $11,081
9/05                    $22,257          $20,787          $9,945         $13,027
9/06                    $25,703          $23,940         $11,355         $16,058
9/07                    $28,582          $26,557         $13,750         $17,445
9/08                    $18,411          $17,070         $10,169         $11,094

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in a portfolio of common stocks of financial services companies that Fund management believes have the potential to increase in value.
3 This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
4 This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment and real estate including REITs. The starting date for the Index in the graph is 11/30/99.
5     Commencement of operations.

Performance Summary for the Period Ended September 30, 2008

                                                                            Average Annual Total Returns 6
                                                     ----------------------------------------------------------------------------
                                                             1 Year                      5 Years               Since Inception 7
                                                     ----------------------        --------------------      --------------------
                                       6-Month       w/o sales      w/sales        w/o sales    w/sales      w/o sales    w/sales
                                    Total Returns     charge         charge         charge       charge       charge       charge
---------------------------------------------------------------------------------------------------------------------------------
Institutional .....................    (21.66)%       (35.58)%       (35.58)%        5.68%        5.68%        7.14%        7.14%
Investor A ........................    (21.77)        (35.72)        (39.10)         5.42         4.29         6.88         6.23
Investor B ........................    (22.05)        (36.26)        (38.56)         4.61         4.38         6.14         6.14
Investor C ........................    (21.96)        (36.17)        (36.68)         4.62         4.62         6.06         6.06
Class R ...........................    (21.95)        (36.03)        (36.03)         5.09         5.09         6.64         6.64
MSCI World Index ..................    (16.66)        (26.05)        (26.05)         7.32         7.32         0.19         0.19
MSCI World Financials Index .......    (21.08)        (36.41)        (36.41)         3.59         3.59         1.18 8       1.87 8
---------------------------------------------------------------------------------------------------------------------------------

6 Assuming maximum sales charges, if any. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
7     The Fund commenced operations on 11/26/99.
8     Since inception total return is from 11/30/99.

      Past performance is not indicative of future results.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     5

About Fund Performance            BlackRock Global Financial Services Fund, Inc.

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical information is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Statement of Assets and Liabilities
                                  BlackRock Global Financial Services Fund, Inc.

September 30, 2008
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments at value -- Global Financial Services Portfolio (the "Portfolio"), (cost -- $145,294,447) .........       $ 127,786,226
Capital shares sold receivable ................................................................................             700,170
Withdrawals receivable from the Portfolio .....................................................................              25,481
Prepaid expenses ..............................................................................................              47,674
                                                                                                                      -------------
Total assets ..................................................................................................         128,559,551
                                                                                                                      -------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Capital shares redeemed payable ...............................................................................             725,651
Service and distribution fees payable .........................................................................              62,294
Other affiliates payable ......................................................................................              39,586
Administration fees payable ...................................................................................              38,645
Officer's and Directors' fees payable .........................................................................                  12
Other accrued expenses payable ................................................................................              39,510
                                                                                                                      -------------
Total liabilities .............................................................................................             905,698
                                                                                                                      -------------
Net Assets ....................................................................................................       $ 127,653,853
                                                                                                                      =============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value, 100,000,000 shares authorized ..........................................       $     133,597
Investor A Shares, $0.10 par value, 100,000,000 shares authorized .............................................             649,715
Investor B Shares, $0.10 par value, 100,000,000 shares authorized .............................................              93,352
Investor C Shares, $0.10 par value, 100,000,000 shares authorized .............................................             567,489
Class R Shares, $0.10 par value, 100,000,000 shares authorized ................................................              94,067
Paid-in capital in excess of par ..............................................................................         168,516,324
Undistributed net investment income ...........................................................................           1,735,641
Accumulated net realized loss allocated from the Portfolio ....................................................         (26,628,111)
Net unrealized depreciation allocated from the Portfolio ......................................................         (17,508,221)
                                                                                                                      -------------
Net Assets ....................................................................................................       $ 127,653,853
                                                                                                                      =============
====================================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $11,360,859 and 1,335,966 shares outstanding ..........................       $        8.50
                                                                                                                      =============
Investor A -- Based on net assets of $54,661,300 and 6,497,154 shares outstanding .............................       $        8.41
                                                                                                                      =============
Investor B -- Based on net assets of $7,758,032 and 933,519 shares outstanding ................................       $        8.31
                                                                                                                      =============
Investor C -- Based on net assets of $46,174,757 and 5,674,886 shares outstanding .............................       $        8.14
                                                                                                                      =============
Class R -- Based on net assets of $7,698,905 and 940,673 shares outstanding ...................................       $        8.18
                                                                                                                      =============

See Notes to Financial Statements.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     7

Statement of Operations           BlackRock Global Financial Services Fund, Inc.

Year Ended September 30, 2008
====================================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Portfolio:
    Dividends ..........................................................................................               $  3,781,057
    Income from affiliates .............................................................................                    319,730
    Securities lending from affiliates .................................................................                      7,200
    Expenses ...........................................................................................                   (788,648)
                                                                                                                       ------------
Total income ...........................................................................................                  3,319,339
                                                                                                                       ------------
====================================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------------------
Administration .........................................................................................                    430,476
Service -- Investor A ..................................................................................                    120,332
Service and distribution -- Investor B .................................................................                    114,365
Service and distribution -- Investor C .................................................................                    384,335
Service and distribution -- Class R ....................................................................                     40,092
Transfer agent -- Institutional ........................................................................                     30,557
Transfer agent -- Investor A ...........................................................................                     80,024
Transfer agent -- Investor B ...........................................................................                     26,765
Transfer agent -- Investor C ...........................................................................                     69,341
Transfer agent -- Class R ..............................................................................                     29,035
Registration ...........................................................................................                     88,410
Printing ...............................................................................................                     67,069
Professional ...........................................................................................                     36,509
Officer and Directors ..................................................................................                         85
Miscellaneous ..........................................................................................                     19,869
                                                                                                                       ------------
Total expenses .........................................................................................                  1,537,264
                                                                                                                       ------------
Net investment income ..................................................................................                  1,782,075
                                                                                                                       ------------
====================================================================================================================================
Realized and Unrealized Loss Allocated from the Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments and foreign currency ....................................................            (26,312,917)
Net change in unrealized appreciation/depreciation on investments and foreign currency .....................            (31,369,302)
                                                                                                                       ------------
Total realized and unrealized loss .........................................................................            (57,682,219)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations .......................................................           $(55,900,144)
                                                                                                                       ============

See Notes to Financial Statements.


8    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Statements of Changes in Net Assets
                                  BlackRock Global Financial Services Fund, Inc.

                                                                                                             Year Ended
                                                                                                            September 30,
                                                                                                 ----------------------------------
Increase (Decrease) in Net Assets:                                                                    2008                 2007
====================================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ....................................................................       $   1,782,075        $     538,684
Net realized gain (loss) .................................................................         (26,312,917)          22,294,403
Net change in unrealized appreciation/depreciation .......................................         (31,369,302)         (12,906,995)
                                                                                                 ----------------------------------
Net increase (decrease) in net assets resulting from operations ..........................         (55,900,144)           9,926,092
                                                                                                 ----------------------------------
====================================================================================================================================
Dividends and Distributions to Shareholders From
------------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ........................................................................            (113,030)            (457,900)
    Investor A ...........................................................................            (275,651)            (573,005)
    Investor B ...........................................................................                  --             (464,138)
    Investor C ...........................................................................             (11,974)            (403,911)
    Class R ..............................................................................             (30,173)            (151,046)
Net realized gain:
    Institutional ........................................................................          (3,048,637)            (494,767)
    Investor A ...........................................................................          (8,162,775)            (682,147)
    Investor B ...........................................................................          (2,299,693)            (836,184)
    Investor C ...........................................................................          (4,787,102)            (683,251)
    Class R ..............................................................................          (1,753,401)            (189,041)
                                                                                                 ----------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ........         (20,482,436)          (4,935,390)
                                                                                                 ----------------------------------
====================================================================================================================================
Capital Share Transactions
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions ............         108,854,281           (6,392,855)
                                                                                                 ----------------------------------
====================================================================================================================================
Redemption Fees
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees ..........................................................................              33,598                3,592
                                                                                                 ----------------------------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ..................................................          32,505,299           (1,398,561)
Beginning of year ........................................................................          95,148,554           96,547,115
                                                                                                 ----------------------------------
End of year ..............................................................................       $ 127,653,853        $  95,148,554
                                                                                                 ==================================
End of year undistributed net investment income ..........................................       $   1,735,641        $     424,585
                                                                                                 ==================================

See Notes to Financial Statements.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     9

Financial Highlights              BlackRock Global Financial Services Fund, Inc.

                                                                     Institutional
                                            ----------------------------------------------------------------
                                                                  Year Ended September 30,
                                            ----------------------------------------------------------------
                                              2008          2007          2006          2005          2004
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $  16.75      $  15.93      $  15.53      $  14.12      $  12.76
                                            ----------------------------------------------------------------
Net investment income 1 ................        0.22          0.19          0.50          0.44          0.20
Net realized and unrealized gain (loss) 2      (5.22)         1.59          1.89          3.17          2.78
                                            ----------------------------------------------------------------
Net increase (decrease) from
  investment operations ................       (5.00)         1.78          2.39          3.61          2.98
                                            ----------------------------------------------------------------
Dividends and distributions from:
    Net investment income ..............       (0.12)        (0.46)        (0.38)        (0.18)           --
    Net realized gain ..................       (3.13)        (0.50)        (1.61)        (2.02)        (1.62)
                                            ----------------------------------------------------------------
Total dividends and distributions ......       (3.25)        (0.96)        (1.99)        (2.20)        (1.62)
                                            ----------------------------------------------------------------
Net asset value, end of year ...........    $   8.50      $  16.75      $  15.93      $  15.53      $  14.12
                                            ================================================================
============================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------
Based on net asset value ...............      (35.58)%       11.20%        15.48%        27.37%        25.09%
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets 4
------------------------------------------------------------------------------------------------------------
Total expenses .........................        1.35%         1.42%         1.27%         1.32%         1.53%
                                            ================================================================
Net investment income ..................        1.89%         1.18%         3.05%         2.93%         1.46%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ..........    $ 11,361      $ 16,249      $ 17,843      $ 49,612      $ 11,034
                                            ================================================================
Portfolio turnover of the Portfolio ....          31%           55%           79%           80%          115%
                                            ================================================================

                                                                      Investor A
                                            ----------------------------------------------------------------
                                                                Year Ended September 30,
                                            ----------------------------------------------------------------
                                              2008          2007          2006          2005          2004
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $  16.63      $  15.82      $  15.45      $  14.06      $  12.71
                                            ----------------------------------------------------------------
Net investment income 1 ................        0.20          0.15          0.44          0.27          0.17
Net realized and unrealized gain (loss) 2      (5.18)         1.58          1.90          3.29          2.76
                                            ----------------------------------------------------------------
Net increase (decrease) from
  investment operations ................       (4.98)         1.73          2.34          3.56          2.93
                                            ----------------------------------------------------------------
Dividends and distributions from:
    Net investment income ..............       (0.11)        (0.42)        (0.36)        (0.15)           --
    Net realized gain ..................       (3.13)        (0.50)        (1.61)        (2.02)        (1.58)
                                            ----------------------------------------------------------------
Total dividends and distributions ......       (3.24)        (0.92)        (1.97)        (2.17)        (1.58)
                                            ----------------------------------------------------------------
Net asset value, end of year ...........    $   8.41      $  16.63      $  15.82      $  15.45      $  14.06
                                            ================================================================
============================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------
Based on net asset value ...............      (35.72)%       10.93%        15.17%        27.08%        24.75%
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets 4
------------------------------------------------------------------------------------------------------------
Total expenses .........................        1.57%         1.67%         1.54%         1.62%         1.78%
                                            ================================================================
Net investment income ..................        1.80%         0.94%         2.66%         1.87%         1.21%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ..........    $ 54,661      $ 26,777      $ 24,078      $ 10,040      $  8,684
                                            ================================================================
Portfolio turnover of the Portfolio ....          31%           55%           79%           80%          115%
                                            ================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of any sales charges.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.

See Notes to Financial Statements.


10    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Financial Highlights (continued)  BlackRock Global Financial Services Fund, Inc.

                                                                      Investor B
                                            ----------------------------------------------------------------
                                                                Year Ended September 30,
                                            ----------------------------------------------------------------
                                               2008          2007          2006          2005          2004
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $  16.32      $  15.52      $  15.18      $  13.86      $  12.51
                                            ----------------------------------------------------------------
Net investment income 1 ................        0.06          0.03          0.33          0.16          0.06
Net realized and unrealized gain (loss) 2      (5.08)         1.55          1.84          3.23          2.74
                                            ----------------------------------------------------------------
Net increase (decrease) from
  investment operations ................       (5.02)         1.58          2.17          3.39          2.80
                                            ----------------------------------------------------------------
Dividends and distributions from:
     Net investment income .............          --         (0.28)        (0.22)        (0.05)           --
     Net realized gain .................       (2.99)        (0.50)        (1.61)        (2.02)        (1.45)
                                            ----------------------------------------------------------------
Total dividends and distributions ......       (2.99)        (0.78)        (1.83)        (2.07)        (1.45)
                                            ----------------------------------------------------------------
Net asset value, end of year ...........    $   8.31      $  16.32      $  15.52      $  15.18      $  13.86
                                            ================================================================
============================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------
Based on net asset value ...............      (36.26)%       10.13%        14.23%        26.08%        23.89%
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets 4
------------------------------------------------------------------------------------------------------------
Total expenses .........................        2.41%         2.42%         2.30%         2.39%         2.55%
                                            ================================================================
Net investment income ..................        0.49%         0.18%         2.08%         1.09%         0.46%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ..........    $  7,758      $ 22,592      $ 27,397      $ 31,126      $ 33,733
                                            ================================================================
Portfolio turnover of the Portfolio ....          31%           55%           79%           80%          115%
                                            ================================================================

                                                                      Investor C
                                            ----------------------------------------------------------------
                                                                Year Ended September 30,
                                            ----------------------------------------------------------------
                                               2008          2007          2006          2005          2004
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $  16.20      $  15.44      $  15.10      $  13.82      $  12.51
                                            ----------------------------------------------------------------
Net investment income 1 ................        0.12          0.02          0.30          0.16          0.07
Net realized and unrealized gain (loss) 2      (5.04)         1.53          1.87          3.21          2.72
                                            ----------------------------------------------------------------
Net increase (decrease) from
  investment operations ................       (4.92)         1.55          2.17          3.37          2.79
                                            ----------------------------------------------------------------
Dividends and distributions from:
     Net investment income .............       (0.01)        (0.29)        (0.22)        (0.07)           --
     Net realized gain .................       (3.13)        (0.50)        (1.61)        (2.02)        (1.48)
                                            ----------------------------------------------------------------
Total dividends and distributions ......       (3.14)        (0.79)        (1.83)        (2.09)        (1.48)
                                            ----------------------------------------------------------------
Net asset value, end of year ...........    $   8.14      $  16.20      $  15.44      $  15.10      $  13.82
                                            ================================================================
============================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------
Based on net asset value ...............      (36.17)%       10.04%        14.35%        26.02%        23.83%
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets 4
------------------------------------------------------------------------------------------------------------
Total expenses .........................        2.32%         2.47%         2.31%         2.40%         2.56%
                                            ================================================================
Net investment income ..................        1.17%         0.13%         1.91%         1.10%         0.48%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ..........    $ 46,175      $ 20,535      $ 21,915      $ 15,087      $ 16,714
                                            ================================================================
Portfolio turnover of the Portfolio ....          31%           55%           79%           80%          115%
                                            ================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of sales charges.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.

See Notes to Financial Statements.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     11

Financial Highlights (concluded)  BlackRock Global Financial Services Fund, Inc.

                                                                        Class R
                                            ----------------------------------------------------------------
                                                                Year Ended September 30,
                                            ----------------------------------------------------------------
                                               2008          2007          2006          2005          2004
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $  16.28      $  15.54      $  15.21      $  13.91      $  12.62
                                            ----------------------------------------------------------------
Net investment income 1 .................       0.12          0.10          0.36          0.29          0.14
Net realized and unrealized gain (loss) 2      (5.04)         1.54          1.90          3.18          2.74
                                            ----------------------------------------------------------------
Net increase (decrease) from
  investment operations ................       (4.92)         1.64          2.26          3.47          2.88
                                            ----------------------------------------------------------------
Dividends and distributions from:
     Net investment income .............       (0.05)        (0.40)        (0.32)        (0.15)           --
     Net realized gain .................       (3.13)        (0.50)        (1.61)        (2.02)        (1.59)
                                            ----------------------------------------------------------------
Total dividends and distributions ......       (3.18)        (0.90)        (1.93)        (2.17)        (1.59)
                                            ----------------------------------------------------------------
Net asset value, end of year ...........    $   8.18      $  16.28      $  15.54      $  15.21      $  13.91
                                            ================================================================
============================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------
Based on net asset value ...............      (36.03)%       10.53%        14.90%        26.74%        24.51%
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets 3
------------------------------------------------------------------------------------------------------------
Total expenses .........................        2.03%         2.02%         1.80%         1.83%         2.11%
                                            ================================================================
Net investment income ..................        1.09%         0.61%         2.22%         2.02%         0.99%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ..........    $  7,699      $  8,996      $  5,314      $  2,040      $    555
                                            ================================================================
Portfolio turnover of the Portfolio ....          31%           55%           79%           80%          115%
                                            ================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.

See Notes to Financial Statements.


12    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Notes to Financial Statements     BlackRock Global Financial Services Fund, Inc.

1. Significant Accounting Policies:

BlackRock Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Global Financial Services Portfolio (the "Portfolio") of Global Financial Services Master LLC, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at September 30, 2008 was 100%. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment transactions in the Portfolio are accounted for on a trade date basis. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective March 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. Federal tax returns remains open for the years ended September 30, 2005 through September 30, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the "FSP"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161," was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities," to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     13

                                  BlackRock Global Financial Services Fund, Inc.

beginning after November 15, 2008. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.35% of the Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                                   Distribution
                                                      Service Fee      Fee
--------------------------------------------------------------------------------
Investor A .........................................     0.25%           --
Investor B .........................................     0.25%         0.75%
Investor C .........................................     0.25%         0.75%
Class R ............................................     0.25%         0.25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the year ended September 30, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $119,334. Affiliates received contingent deferred sales charges of $59,903 and $29,106 relating to transactions in Investor B and Investor C Shares, respectively. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the year. Furthermore, affiliates received contingent deferred sales charges of $126 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended September 30, 2008, the Fund paid $124,899 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the year ended September 30, 2008, the Fund earned $119, which is included in income from affiliates in the Statement of Operations.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended September 30, 2008, the Fund reimbursed the Administrator the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                        Fees
--------------------------------------------------------------------------------
Institutional ..........................................               $  872
Investor A .............................................               $6,300
Investor B .............................................               $1,204
Investor C .............................................               $2,688
Class R ................................................               $  203
--------------------------------------------------------------------------------

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund's Chief Compliance Officer.


14    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

                                  BlackRock Global Financial Services Fund, Inc.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or on net asset values per share. The following permanent differences as of September 30, 2008 attributable to foreign currency transactions, characterization of expenses and reclassification of distributions, were reclassified to the following accounts:

--------------------------------------------------------------------------------
Decrease undistributed net investment income .....................     $(40,191)
Increase accumulated net realized gain (loss) allocated from
  the Portfolio ..................................................       40,191
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended September 30, 2008 and September 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                 9/30/2008            9/30/2007
--------------------------------------------------------------------------------
Ordinary income ......................          $ 5,916,473          $ 2,168,985
Long-term capital gain ...............           14,565,963            2,766,405
                                                --------------------------------
Total ................................          $20,482,436          $ 4,935,390
                                                ================================

As of September 30, 2008, the tax components of distributable earnings/accumulated losses were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income ........................            $  1,437,592
Capital loss carryforward ............................                (114,096)
Net unrealized losses ................................             (43,724,187)*
                                                                  ------------
Total accumulated net losses .........................            $(42,400,691)
                                                                  ============

* The difference between book-basis and tax-basis net unrealized losses is attribut-able primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the deferral of post-October capital losses for tax purposes and the timing of income recognition on partnership interests.

As of September 30, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

--------------------------------------------------------------------------------
2016 ...............................................                  $(114,096)
                                                                      ---------
Total ..............................................                  $(114,096)
                                                                      =========

4. Capital Share Transactions:

Transactions in shares for each class were as follows:

                                                                         Year Ended                            Year Ended
                                                                     September 30, 2008                    September 30, 2007
                                                                 ----------------------------           ---------------------------
                                                                  Shares            Amount               Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................         1,172,153       $ 13,274,856            283,669       $  4,712,330
Shares issued to shareholders in reinvestment
  of dividends and distributions .......................           234,928          2,833,141             50,016            828,755
                                                                -----------------------------           ---------------------------
Total issued ...........................................         1,407,081         16,107,997            333,685          5,541,085
Shares redeemed ........................................        (1,040,912)       (10,944,995)          (483,819)        (8,031,720)
                                                                -----------------------------           ---------------------------
Net increase (decrease) ................................           366,169       $  5,163,002           (150,134)      $ (2,490,635)
                                                                =============================           ===========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares .........         6,349,523       $ 73,467,405            811,607       $ 13,332,012
Shares issued to shareholders in reinvestment
  of dividends and distributions .......................           635,582          7,594,996             70,448          1,161,692
                                                                -----------------------------           ---------------------------
Total issued ...........................................         6,985,105         81,062,401            882,055         14,493,704
Shares redeemed ........................................        (2,097,789)       (22,726,530)          (794,059)       (13,109,942)
                                                                -----------------------------           ---------------------------
Net increase ...........................................         4,887,316       $ 58,335,871             87,996       $  1,383,762
                                                                =============================           ===========================


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     15

Notes to Financial Statements (concluded)
                                  BlackRock Global Financial Services Fund, Inc.

                                                                         Year Ended                            Year Ended
                                                                     September 30, 2008                    September 30, 2007
                                                                 ----------------------------           ---------------------------
                                                                  Shares            Amount               Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................           680,700       $  7,275,836            149,244       $  2,420,721
Shares issued to shareholders in reinvestment
  of dividends and distributions .......................           169,298          2,011,212             68,311          1,111,411
                                                                -----------------------------           ---------------------------
Total issued ...........................................           849,998          9,287,048            217,555          3,532,132
Shares redeemed and automatic conversion of shares .....        (1,300,675)       (16,706,885)          (598,252)        (9,714,361)
                                                                -----------------------------           ---------------------------
Net decrease ...........................................          (450,677)      $ (7,419,837)          (380,697)      $ (6,182,229)
                                                                =============================           ===========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................         5,164,909       $ 56,236,991            504,395       $  8,083,175
Shares issued to shareholders in reinvestment
  of dividends and distributions .......................           387,068          4,497,683             60,728            981,357
                                                                -----------------------------           ---------------------------
Total issued ...........................................         5,551,977         60,734,674            565,123          9,064,532
Shares redeemed ........................................        (1,144,659)       (12,005,649)          (717,194)       (11,576,636)
                                                                -----------------------------           ---------------------------
Net increase (decrease) ................................         4,407,318       $ 48,729,025           (152,071)      $ (2,512,104)
                                                                =============================           ===========================
-----------------------------------------------------------------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................           521,810       $  5,521,426            408,902       $  6,625,640
Shares issued to shareholders in reinvestment
  of dividends and distributions .......................           152,841          1,783,651             21,019            340,088
                                                                -----------------------------           ---------------------------
Total issued ...........................................           674,651          7,305,077            429,921          6,965,728
Shares redeemed ........................................          (286,523)        (3,258,857)          (219,414)        (3,557,377)
                                                                -----------------------------           ---------------------------
Net increase ...........................................           388,128       $  4,046,220            210,507       $  3,408,351
                                                                =============================           ===========================

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

5. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.

Effective October 1, 2008, BlackRock Investments, Inc., an affiliate of the Administrator, replaced FAM Distributors, Inc. and BlackRock Distributors, Inc. as the sole distributor of the Fund.


16    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Report of Independent Registered Public Accounting Firm
                                  BlackRock Global Financial Services Fund, Inc.

To the Shareholders and Board of Directors of BlackRock Global Financial Services Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Global Financial Services Fund, Inc. (the "Fund") as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Global Financial Services Fund, Inc. as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 24, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Global Financial Services Fund, Inc. to shareholders of record on December 17, 2007:

--------------------------------------------------------------------------------
Qualified Dividend Income for Individuals(1) ...................         31.35%
Dividends Qualifying for the Dividends Received Deduction
  for Corporations(1) ..........................................         10.43%
Foreign Source Income(2) .......................................         16.75%
Short-Term Capital Gain Dividends for Non-U.S. Residents(3) ....         92.72%
Foreign Taxes Paid Per Share ...................................       $0.019408
--------------------------------------------------------------------------------
(1) The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
(2) Expressed as a percentage of the cash distribution grossed-up for foreign taxes.
(3) Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund distributed long-term capital gains of $2.263288 per share to shareholders of record on December 17, 2007.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     17

Portfolio Information                        Global Financial Services Portfolio

================================================================================
September 30, 2008
--------------------------------------------------------------------------------
                                                                     Percent of
Ten Largest Equity Holdings                                          Net Assets
================================================================================
JPMorgan Chase & Co. ............................................       5%
Bank of America Corp. ...........................................       4
Banco Santander SA ..............................................       4
The Travelers Cos., Inc. ........................................       3
BNP Paribas SA ..................................................       3
Standard Chartered Plc ..........................................       3
ACE Ltd. ........................................................       3
Sumitomo Mitsui Financial Group, Inc. ...........................       3
Wells Fargo & Co. ...............................................       2
AXA SA ..........................................................       2
--------------------------------------------------------------------------------

Industries Represented in                                           Percent of
the Portfolio                                                       Net Assets*
================================================================================
Commercial Banks ................................................      38%
Insurance .......................................................      22
Diversified Financial Services ..................................      12
Capital Markets .................................................      10
Real Estate Investment Trusts (REITs) ...........................       3
IT Services .....................................................       2
Real Estate Management & Development ............................       2
Consumer Finance ................................................       1
--------------------------------------------------------------------------------

*     Total may not equal 100%.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Geographic Allocation                                                 Percent of
by Country                                                 Long-Term Investments
================================================================================
United States ...................................................      40%
Japan ...........................................................       8
France ..........................................................       6
United Kingdom ..................................................       5
Switzerland .....................................................       5
Spain ...........................................................       4
Hong Kong .......................................................       3
Germany .........................................................       2
Singapore .......................................................       2
Canada ..........................................................       2
Indonesia .......................................................       2
Malaysia ........................................................       2
South Korea .....................................................       2
Italy ...........................................................       2
Thailand ........................................................       2
India ...........................................................       2
Bermuda .........................................................       2
China ...........................................................       2
Netherlands .....................................................       1
Denmark .........................................................       1
Belgium .........................................................       1
Brazil ..........................................................       1
Taiwan ..........................................................       1
Turkey ..........................................................       1
Egypt ...........................................................       1
--------------------------------------------------------------------------------


18    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008   Global Financial Services Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares         Value
===============================================================================
Belgium -- 1.0%
Commercial Banks -- 1.0%
KBC Bancassurance Holding                               15,200     $  1,322,268
-------------------------------------------------------------------------------
Total Common Stocks in Belgium                                        1,322,268
===============================================================================
Bermuda -- 1.4%
Insurance -- 1.4%
RenaissanceRe Holdings Ltd.                             35,000        1,820,000
-------------------------------------------------------------------------------
Total Common Stocks in Bermuda                                        1,820,000
===============================================================================
Brazil -- 1.0%
Commercial Banks -- 1.0%
Uniao de Bancos Brasileiros SA (a)                      12,500        1,261,500
-------------------------------------------------------------------------------
Total Common Stocks in Brazil                                         1,261,500
===============================================================================
Canada -- 2.1 %
Insurance -- 2.1%
Manulife Financial Corp.                                73,400        2,693,046
-------------------------------------------------------------------------------
Total Common Stocks in Canada                                         2,693,046
===============================================================================
China -- 1.4%
Commercial Banks -- 0.9%
China Merchants Bank Co. Ltd.                          485,600        1,172,673
-------------------------------------------------------------------------------
Real Estate Management & Development -- 0.5%
Guangzhou R&F Properties Co. Ltd.                      678,400          622,946
-------------------------------------------------------------------------------
Total Common Stocks in China                                          1,795,619
===============================================================================
Denmark -- 1.1%
Commercial Banks -- 1.1%
Danske Bank A/S                                         58,700        1,413,351
-------------------------------------------------------------------------------
Total Common Stocks in Denmark                                        1,413,351
===============================================================================
Egypt -- 0.5%
Commercial Banks -- 0.5%
Commercial International Bank                           82,650          599,009
-------------------------------------------------------------------------------
Total Common Stocks in Egypt                                            599,009
===============================================================================
France -- 5.2%
Commercial Banks -- 2.8%
BNP Paribas SA                                          38,000        3,627,375
-------------------------------------------------------------------------------
Insurance -- 2.4%
AXA SA                                                  92,200        3,018,101
-------------------------------------------------------------------------------
Total Common Stocks in France                                         6,645,476
===============================================================================
Germany -- 2.2%
Insurance -- 2.2%
Allianz AG Registered Shares                            12,900        1,768,563
Hannover Rueckversicherungs AG Registered Shares        30,100        1,101,601
-------------------------------------------------------------------------------
Total Common Stocks in Germany                                        2,870,164
===============================================================================
Hong Kong -- 3.0%
Commercial Banks -- 1.3%
Industrial & Commercial Bank of China                2,762,300        1,669,521
-------------------------------------------------------------------------------
Insurance -- 1.0%
Ping An Insurance Group Co. of China Ltd.              228,500        1,338,088
-------------------------------------------------------------------------------
Real Estate Management & Development -- 0.7%
China Resources Land Ltd.                              828,000          879,318
-------------------------------------------------------------------------------
Total Common Stocks in Hong Kong                                      3,886,927
===============================================================================
India -- 1.5%
Commercial Banks -- 1.0%
HDFC Bank Ltd.                                          48,900        1,285,618
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.5%
Infrastructure Development Finance Co. Ltd.            387,600          604,233
-------------------------------------------------------------------------------
Total Common Stocks in India                                          1,889,851
===============================================================================
Indonesia -- 2.0%
Commercial Banks -- 2.0%
Bank Central Asia Tbk PT                             3,505,200        1,154,544
Bank Mandiri Persero Tbk PT                          2,118,600          587,230
Bank Rakyat Indonesia Tbk PT                         1,353,400          764,664
-------------------------------------------------------------------------------
Total Common Stocks in Indonesia                                      2,506,438
===============================================================================
Italy -- 1.6%
Commercial Banks -- 1.6%
Unicredit SpA                                          548,700        2,052,169
-------------------------------------------------------------------------------
Total Common Stocks in Italy                                          2,052,169
===============================================================================
Japan -- 7.2%
Capital Markets -- 1.4%
Nomura Holdings, Inc.                                  135,300        1,765,679
-------------------------------------------------------------------------------
Commercial Banks -- 4.2%
Mitsubishi UFJ Financial Group, Inc.                   218,500        1,905,374
Sumitomo Mitsui Financial Group, Inc.                      545        3,416,967
                                                                   ------------
                                                                      5,322,341
-------------------------------------------------------------------------------
Insurance -- 1.2%
Tokio Marine Holdings, Inc.                             42,100        1,545,652
-------------------------------------------------------------------------------
Real Estate Management & Development -- 0.4%
Sumitomo Real Estate Sales                              16,700          466,826
-------------------------------------------------------------------------------
Total Common Stocks in Japan                                          9,100,498
===============================================================================
Malaysia -- 1.9%
Commercial Banks -- 1.1%
Public Bank Bhd                                        467,400        1,365,517
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.8%
AMMB Holdings Bhd                                    1,159,950        1,005,808
-------------------------------------------------------------------------------
Total Common Stocks in Malaysia                                       2,371,325
===============================================================================
Netherlands -- 1.2%
Diversified Financial Services -- 1.2%
ING Groep NV CVA                                        72,600        1,556,380
-------------------------------------------------------------------------------
Total Common Stocks in the Netherlands                                1,556,380
===============================================================================
Singapore -- 2.1%
Commercial Banks -- 2.1%
DBS Group Holdings Ltd.                                104,000        1,239,393
United Overseas Bank Ltd.                              123,800        1,480,008
-------------------------------------------------------------------------------
Total Common Stocks in Singapore                                      2,719,401
===============================================================================

See Notes to Financial Statements.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 3008     19

Schedule of Investments (continued)          Global Financial ServiPortfolio
                                     (Percentages shown are based ot Assets)

Common Stocks                                           Shares         Value
===============================================================================
South Korea -- 1.7%
Commercial Banks -- 1.0%
Daegu Bank                                              25,300     $    225,972
Kookmin Bank                                            11,000          502,590
Shinhan Financial Group Co. Ltd.                        15,600          558,131
                                                                   ------------
                                                                      1,286,693
-------------------------------------------------------------------------------
Insurance -- 0.7%
Korean Reinsurance Co.                                  38,845          305,549
Samsung Fire & Marine Insurance Co. Ltd.                 3,500          612,696
                                                                   ------------
                                                                        918,245
-------------------------------------------------------------------------------
Total Common Stocks in South Korea                                    2,204,938
===============================================================================
Spain -- 3.8%
Commercial Banks -- 3.8%
Banco Santander SA                                     328,100        4,919,624
-------------------------------------------------------------------------------
Total Common Stocks in Spain                                          4,919,624
===============================================================================
Switzerland -- 4.0%
Capital Markets -- 1.3%
Julius Baer Holding AG Class B                          33,700        1,675,916
-------------------------------------------------------------------------------
Insurance -- 2.7%
ACE Ltd.                                                64,300        3,480,559
-------------------------------------------------------------------------------
Total Common Stocks in Switzerland                                    5,156,475
===============================================================================
Taiwan -- 0.9%
Commercial Banks -- 0.3%
SinoPac Financial Holdings Co., Ltd.                 1,507,000          420,982
-------------------------------------------------------------------------------
Insurance -- 0.6%
Cathay Financial Holding Co., Ltd.                     533,100          736,131
-------------------------------------------------------------------------------
Total Common Stocks in Taiwan                                         1,157,113
===============================================================================
Thailand -- 1.6%
Commercial Banks -- 1.6%
Bangkok Bank PCL Foreign Shares                        341,000        1,044,754
Siam Commercial Bank PCL                               484,300          979,756
-------------------------------------------------------------------------------
Total Common Stocks in Thailand                                       2,024,510
===============================================================================
Turkey -- 0.6%
Commercial Banks -- 0.6%
Akbank T.A.S.                                          155,383          795,488
-------------------------------------------------------------------------------
Total Common Stocks in Turkey                                           795,488
===============================================================================
United Kingdom -- 4.8%
Commercial Banks -- 4.8%
HSBC Holdings Plc                                      151,500        2,450,994
Standard Chartered Plc                                 147,100        3,619,459
-------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                             6,070,453
===============================================================================
United States -- 36.2%
Capital Markets -- 7.7%
Affiliated Managers Group, Inc. (b)                     21,500        1,781,275
The Bank of New York Mellon Corp.                       84,800        2,762,784
Franklin Resources, Inc.                                18,500        1,630,405
The Goldman Sachs Group, Inc.                           21,100        2,700,800
Northern Trust Corp.                                    12,700          916,940
                                                                   ------------
                                                                      9,792,204
-------------------------------------------------------------------------------
Commercial Banks -- 5.3%
BB&T Corp.                                              40,700        1,538,460
U.S. Bancorp                                            58,700        2,114,374
Wells Fargo & Co.                                       81,700        3,066,201
                                                                   ------------
                                                                      6,719,035
-------------------------------------------------------------------------------
Consumer Finance -- 1.3%
American Express Co.                                    48,065        1,702,943
-------------------------------------------------------------------------------
Diversified Financial Services -- 9.8%
Bank of America Corp.                                  160,968        5,633,880
JPMorgan Chase & Co.                                   146,675        6,849,723
                                                                   ------------
                                                                     12,483,603
-------------------------------------------------------------------------------
IT Services -- 1.7%
Visa, Inc. Class A                                      34,900        2,142,511
-------------------------------------------------------------------------------
Insurance -- 7.8%
Hartford Financial Services Group, Inc.                 28,511        1,168,666
MetLife, Inc.                                           48,700        2,727,200
Prudential Financial, Inc.                              33,724        2,428,128
The Travelers Cos., Inc.                                81,500        3,683,800
                                                                   ------------
                                                                     10,007,794
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 2.6%
Boston Properties, Inc.                                 18,400        1,723,344
ProLogis (c)                                            40,300        1,663,181
                                                                   ------------
                                                                      3,386,525
-------------------------------------------------------------------------------
Total Common Stocks in the United States                             46,234,615
===============================================================================
Total Long-Term Investments (Cost -- $132,563,213) -- 90.0%         115,066,638
===============================================================================

===============================================================================
                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 2.59% (d)(e)                      $11,571       11,570,781
BlackRock Liquidity Series, LLC
  Money Market Series, 2.66% (d)(e)(f)                   1,500        1,500,000
-------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $13,070,781) -- 10.3%           13,070,781
===============================================================================
Total Investments (Cost -- $145,633,994*) -- 100.3%                 128,137,419

Liabilities in Excess of Other Assets -- (0.3)%                        (351,193)
                                                                   ------------
Net Assets -- 100.0%                                               $127,786,226
                                                                   ============

See Notes to Financial Statements.


20    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Schedule of Investments (concluded)          Global Financial Services Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..............................               $ 148,428,383
                                                                  =============
      Gross unrealized appreciation ...............               $   4,034,362
      Gross unrealized depreciation ...............                 (24,325,326)
                                                                  -------------
      Net unrealized depreciation .................               $ (20,290,964)
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c)   Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net
                                                         Activity
      Affiliate                                            (000)         Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                               $  7,003       $ 319,611
      BlackRock Liquidity Series, LLC
        Money Market Series                             $    225       $   7,200
      --------------------------------------------------------------------------

(e)   Represents the current yield as of report date.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     21

Statement of Assets and Liabilities          Global Financial Services Portfolio


September 30, 2008
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (including securities loaned of $1,650,800) (cost -- $132,563,213) ..........    $115, 066,638
Investments at value -- affiliated (cost -- $13,070,781) .........................................................       13,070,781
Cash .............................................................................................................            3,786
Foreign currency at value (cost -- $36,542) ......................................................................           35,956
Investments sold receivable ......................................................................................        2,865,711
Dividends receivable .............................................................................................          456,998
Securities lending income receivable -- affiliated ...............................................................            1,520
Prepaid expenses .................................................................................................            1,738
                                                                                                                      -------------
Total assets .....................................................................................................      131,503,128
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral at value -- securities loaned .........................................................................        1,500,000
Investments purchased payable -- unaffiliated ....................................................................        1,809,128
Investments purchased payable -- affiliates ......................................................................          270,656
Investment advisory fees payable .................................................................................           44,197
Withdrawals payable from investor ................................................................................           25,481
Officer's and Directors' fees payable ............................................................................               12
Other liabilities ................................................................................................            1,531
Other affiliates payable .........................................................................................            1,130
Other accrued expenses payable ...................................................................................           64,767
                                                                                                                      -------------
Total liabilities ................................................................................................        3,716,902
                                                                                                                      -------------
Net Assets .......................................................................................................    $ 127,786,226
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Investors' capital ...............................................................................................    $ 145,294,447
Net unrealized depreciation ......................................................................................      (17,508,221)
                                                                                                                      -------------
Net Assets .......................................................................................................    $ 127,786,226
                                                                                                                      =============

See Notes to Financial Statements.


22    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Statement of Operations                      Global Financial Services Portfolio

Year Ended September 30, 2008
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $283,335 foreign withholding tax) ........................................................           $  3,781,057
Income from affiliates .....................................................................................                319,730
Securities lending from affiliates .........................................................................                  7,200
                                                                                                                       ------------
Total income ...............................................................................................              4,107,987
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ........................................................................................                492,358
Custodian ..................................................................................................                108,568
Accounting services ........................................................................................                100,398
Professional ...............................................................................................                 52,560
Officer and Directors ......................................................................................                 19,399
Printing ...................................................................................................                  3,328
Miscellaneous ..............................................................................................                 12,037
                                                                                                                       ------------
Total expenses .............................................................................................                788,648
                                                                                                                       ------------
Net investment income ......................................................................................              3,319,339
                                                                                                                       ------------
===================================================================================================================================
Realized and Unrealized Loss
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from:
     Investments (including $11,967 from foreign capital gains tax) ........................................            (26,284,702)
     Foreign currency ......................................................................................                (28,215)
                                                                                                                       ------------
                                                                                                                        (26,312,917)
                                                                                                                       ------------
Net change in unrealized appreciation/depreciation on:
     Investments (including $27,994 from deferred capital gain tax credit) .................................            (31,349,856)
     Foreign currency ......................................................................................                (19,446)
                                                                                                                       ------------
                                                                                                                        (31,369,302)
                                                                                                                       ------------
Total realized and unrealized loss .........................................................................            (57,682,219)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations .......................................................           $(54,362,880)
                                                                                                                       ============

See Notes to Financial Statements.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     23

Statements of Changes in Net Assets          Global Financial Services Portfolio

                                                                                                           Year Ended
                                                                                                          September 30,
                                                                                               ------------------------------------
Increase (Decrease) in Net Assets:                                                                  2008                  2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ................................................................         $   3,319,339          $   1,803,324
Net realized gain (loss) .............................................................           (26,312,917)            22,294,403
Net change in unrealized appreciation/depreciation ...................................           (31,369,302)           (12,906,995)
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ......................           (54,362,880)            11,190,732
                                                                                               ------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ..........................................................           168,086,737             35,173,878
Fair value of withdrawals ............................................................           (81,143,368)           (47,759,892)
                                                                                               ------------------------------------
Net increase (decrease) in net assets derived from capital transactions ..............            86,943,369            (12,586,014)
                                                                                               ------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ..............................................            32,580,489             (1,395,282)
Beginning of year ....................................................................            95,205,737             96,601,019
                                                                                               ------------------------------------
End of year ..........................................................................         $ 127,786,226          $  95,205,737
                                                                                               ====================================

Financial Highlights                         Global Financial Services Portfolio

                                                                            Year Ended September 30,
                                            --------------------------------------------------------------------------------------
                                                2008                2007              2006              2005               2004
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
Total investment return ...............          (34.83)%             11.91%            16.07%            28.02%             25.86%
                                            ======================================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total expenses ........................            0.64%               0.71%             0.66%             0.70%              0.78%
                                            ======================================================================================
Net investment income .................            2.69%               1.89%             3.62%             3.05%              2.23%
                                            ======================================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........     $   127,786         $    95,206       $    96,601       $   107,953        $    70,762
                                            ======================================================================================
Portfolio turnover ....................              31%                 55%               79%               80%               115%
                                            ======================================================================================

See Notes to Financial Statements.


24    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Notes to Financial Statements                Global Financial Services Portfolio

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the "Board") to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Portfolio:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Portfolio may engage in various portfolio investment strategies to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in price of the underlying security, or if the counterparty does not perform under the contract.

o Foreign currency exchange contracts -- The Portfolio may enter into foreign currency exchange contracts as a hedge against either specific transactions or portfolio positions. Foreign currency exchange contracts, when used by the Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

      A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     25

Notes to Financial Statements (continued)    Global Financial Services Portfolio

      holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Portfolio may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities, either in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: The Portfolio is classified as a "pass-through entity" for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective March 31, 2008, the Portfolio implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolio, and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio's financial statements. The Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio's U.S. federal tax returns remains open for the years ended September 30, 2005 through September 30, 2007. The statutes of limitations on the Portfolio's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the "FSP"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161," was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities," to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.


26    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Notes to Financial Statements (concluded)    Global Financial Services Portfolio

The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to that Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. Merrill Lynch & Co. Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee at an annual rate of 0.40%, of the Portfolio's average daily net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor.

For the year ended September 30, 2008, the Portfolio reimbursed the Advisor $2,075 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Portfolio has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended September 30, 2008, BIM received $1,598 in securities lending agent fees.

In addition, MLPF&S received $22,087 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended September 30, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC's Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended September 30, 2008 were $116,121,745 and $35,250,476, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2008 and was subsequently renewed. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of 0.06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the year ended September 30, 2008.

5. Commitments:

At September 30, 2008, the Portfolio had entered into foreign currency exchange contracts, under which it had agreed to sell various foreign currencies with an approximate value of $1,369,000.

6. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     27

Report of Independent Registered Public Accounting Firm
                                            Global Financial Services Master LLC

To the Investor and Board of Directors of Global Financial Services Master LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Financial Services Portfolio of Global Financial Services Master LLC (the "Master LLC") as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Financial Services Portfolio of Global Financial Services Master LLC as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 24, 2008


28    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

BlackRock Global Financial Services Fund, Inc. (the "Fund") currently invests all of its investable assets in Global Financial Services Portfolio (the "Portfolio") of Global Financial Services Master LLC (the "Master LLC"). Accordingly, the Fund does not require investment advisory services, since all investments are made at the Portfolio level.

The Board of Directors of the Master LLC met in person in April and June 2008 to consider the approval of the Master LLC's investment advisory agreement entered into on behalf of the Portfolio with BlackRock Advisors, LLC (the "Advisor") (the "Advisory Agreement"). The Board of the Master LLC also considered the approval of the separate subadvisory agreements with respect to the Portfolio
(i) between the Advisor and BlackRock Asset Management U.K. Limited ("BAM UK") and (ii) between the Advisor and BlackRock Investment Management, LLC ("BIM" and collectively with BAM UK, the "Subadvisors") (the "Subadvisory Agreements"). The Advisor and the Subadvisors are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreements are referred to herein as the "Agreements." Since the Fund invests all of its investable assets in the Portfolio, the Board of Directors of the Fund also considered the approval of the Agreements. For ease and clarity of presentation, the Board of Directors of the Master LLC and the Board of Directors of the Fund, which are comprised of the same thirteen individuals, are herein referred to collectively as the "Boards," the members of which are referred to as "Directors."

Activities and Composition of the Boards

The Boards each consist of thirteen individuals, eleven of whom are not "interested persons" of either the Fund or the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Boards are responsible for the oversight of the operations of the Fund and the Portfolio, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are both Independent Directors. The Boards established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by, Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the "Transaction"), the Master LLC entered into an Advisory Agreement with the Advisor with respect to the Portfolio with an initial two-year term and the Advisor entered into a Subadvisory Agreement with respect to the Portfolio with each of the Subadvisors with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement's initial two-year term, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Fund and/or the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Boards also received and assessed information regarding the services provided to the Fund and/or the Portfolio by certain unaffiliated service providers.

Throughout the year, the Boards, acting directly and through their committees, consider at each of their respective meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided to the Fund and/or the Portfolio and their shareholders. Among the matters the Boards considered, as pertinent, were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management's and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund and/or the Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) Fund and/or Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Fund's and the Portfolio's investment objective, policies and restrictions; (e) the Master LLC's and the Fund's compliance with their respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Boards; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the Fund's fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper ("Peers");
(b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund and/or the Portfolio, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund's shares and the Portfolio's interests; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Boards requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund and Portfolio profitability, Fund and Portfolio size and Fund and Portfolio fee levels; and (iv) additional information on sales and redemptions.

The Boards also considered other matters they deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Fund's shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, allocation of the Portfolio's brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and the Portfolio. The Boards did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Boards discussed and considered the proposed renewal of the Agreements. As a result of the discussions, the Boards requested and BlackRock provided additional information, as detailed above, in advance of the June 3 - 4, 2008 Board meeting. At an in-person meeting held on June 3 - 4, 2008, the Boards, including the Independent Directors, unanimously approved the continuation of (a) the Advisory Agreement between the Advisor and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009; (b) the Subadvisory Agreement between the Advisor and BAM UK with respect to the Portfolio for a one-year term ending June 30, 2009; and (c) the Subadvisory Agreement between the Advisor and BIM with respect to the Portfolio for a one-year term ending June 30, 2009. The Boards considered all factors they believed relevant with respect to the Fund and the Portfolio, as applicable, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Fund, the Portfolio and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationships with the Fund and the Portfolio; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Boards, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. The Boards compared the Fund's performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Boards met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by the Portfolio's portfolio management team discussing the Portfolio performance and the Portfolio's investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock's investment personnel generally, and of the Portfolio's portfolio management team; BlackRock's portfolio trading capabilities; BlackRock's use of technology; BlackRock's commitment to compliance; and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed BlackRock's compensation structure with respect to the portfolio management team of the Portfolio and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Fund/Portfolio. BlackRock and its affiliates provide the Fund and the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Fund and the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Fund and the Portfolio with other services, including, as pertinent, (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports;
(b) assisting


30    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Fund and the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Boards reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund, the Portfolio and BlackRock: The Boards, including the Independent Directors, also reviewed and considered the performance history of the Fund and the Portfolio. In preparation for the April 16, 2008 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the Fund (and the related performance of the Portfolio) as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund's applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards regularly review the performance of the Fund and the Portfolio throughout the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

The Boards noted that the Fund's/Portfolio's performance was at or above the median for the Fund's Peers during each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund and the Portfolio: The Boards, including the Independent Directors, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in the Fund's Lipper category. They also compared the Fund's total expenses to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Portfolio. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Portfolio. The Boards reviewed BlackRock's profitability with respect to the Portfolio and each fund the Boards currently oversee for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Boards considered the cost of the services provided to the Fund and the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Fund and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock's methodology in allocating its costs to the management of the Fund and the Portfolio and concluded that there was a reasonable basis for the allocation. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Boards.

The Boards noted that the Fund/Portfolio paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of the Fund's Peers.

D. Economies of Scale: The Boards, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund and the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Portfolio to participate in these economies of scale. The Boards, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund and the Portfolio. The Boards considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Boards found, based on their review of comparable funds, that the Fund's/Portfolio's management fee is appropriate in light of the scale of the Fund/Portfolio.

E. Other Factors: The Boards also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Fund and the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Fund and the Portfolio, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third party research, obtained by soft dollars generated by transactions in the Portfolio, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock's brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     31

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

Conclusion

The Boards approved the continuation of (a) the Advisory Agreement between the Advisor and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009; (b) the Subadvisory Agreement between the Advisor and BAM UK with respect to the Portfolio for a one-year term ending June 30, 2009; and
(c) the Subadvisory Agreement between the Advisor and BIM with respect to the Portfolio for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Boards, including the Independent Directors, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Portfolio and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund and the Portfolio reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.


32    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Officers and Directors

                                                                                                  Number of
                       Position(s)                                                                BlackRock-
                       Held with     Length of                                                    Advised Funds
Name, Address          Fund/         Time Served      Principal Occupation(s)                     and Portfolios  Public
and Year of Birth      Master LLC    as a Director 2  During Past Five Years                      Overseen        Directorships
===============================================================================================================================
Non-Interested Directors 1
-------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes       Director and  Since 1999       Professor Emeritus of Finance, School of    34 Funds        None
40 East 52nd Street    Co-Chair of                    Business, State University of New York at   81 Portfolios
New York, NY 10022     the Board of                   Albany since 2000.
1940                   Directors
-------------------------------------------------------------------------------------------------------------------------------
Rodney D. Johnson      Director and  Since 2007       President, Fairmount Capital Advisors,      34 Funds        None
40 East 52nd Street    Co-Chair of                    Inc. since 1987; Director, Fox Chase        81 Portfolios
New York, NY 10022     the Board of                   Cancer Center since 2002; Member of the
1941                   Directors                      Archdiocesan Investment Committee of the
                                                      Archdiocese of Philadelphia since 2003;
                                                      Director, The Committee of Seventy (civic)
                                                      since 2006.
-------------------------------------------------------------------------------------------------------------------------------
David O. Beim          Director      Since 2007       Professor of Finance and Economics at the   34 Funds        None
40 East 52nd Street                                   Columbia University Graduate School of      81 Portfolios
New York, NY 10022                                    Business since 1991; Trustee, Phillips
1940                                                  Exeter Academy since 2002; Formerly
                                                      Chairman, Wave Hill Inc. (public garden
                                                      and cultural center) from 1990 to 2006.
-------------------------------------------------------------------------------------------------------------------------------
Dr. Matina Horner      Director      Since 2007       Formerly Executive Vice President of        34 Funds        NSTAR
40 East 52nd Street                                   Teachers Insurance and Annuity Association  81 Portfolios   (electric
New York, NY 10022                                    and College Retirement Equities Fund from                   and gas
1939                                                  1989 to 2003.                                               utility)
-------------------------------------------------------------------------------------------------------------------------------
Herbert I. London      Director and  Since 2007       Professor Emeritus, New York University     34 Funds        AIMS
40 East 52nd Street    Member of                      since 2005; John M. Olin Professor of       81 Portfolios   Worldwide,
New York, NY 10022     the Audit                      Humanities, New York University from 1993                   Inc.
1939                   Committee                      to 2005 and Professor thereof from 1980 to                  (marketing)
                                                      2005; President, Hudson Institute (policy
                                                      research organization) since 1997 and
                                                      Trustee thereof since 1980; Chairman of
                                                      the Board of Trustees for Grantham
                                                      University since 2006; Director,
                                                      InnoCentive, Inc. (strategic solutions
                                                      company) since 2005; Director of Cerego,
                                                      LLC (software development and design)
                                                      since 2005.
-------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery  Director      Since 2004       Professor, Harvard Business School since    34 Funds        Newell
40 East 52nd Street                                   1989; Director, Harvard Business School     81 Portfolios   Rubbermaid,
New York, NY 10022                                    Publishing since 2005; Director, McLean                     Inc. (manu-
1952                                                  Hospital since 2005.                                        facturing)
-------------------------------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr.   Director      Since 2007       Director, The West Penn Allegheny Health    34 Funds        Greenlight
40 East 52nd Street                                   System (a not-for-profit health system)     81 Portfolios   Capital Re,
New York, NY 10022                                    since 2008; Partner, Amarna Corporation,                    Ltd (rein-
1947                                                  LLC (private investment company) since                      surance
                                                      2002; Director, WQED Multimedia (PBS and                    company)
                                                      Multimedia, a not-for-profit company)
                                                      since 2002; Director, Jones and Brown
                                                      (Canadian insurance broker) since 1998;
                                                      General Partner, Thorn Partner, LP
                                                      (private investment) since 1998.
-------------------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr.    Director      Since 2007       Partner, Lewis, Eckert, Robb and Company    34 Funds        None
40 East 52nd Street                                   (management and financial consulting firm)  81 Portfolios
New York, NY 10022                                    since 1981.
1945
-------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        Director      Since 2007       President, Founders Investments Ltd.        34 Funds        A.P. Pharma,
40 East 52nd Street                                   (private investments) since 1999; Director  81 Portfolios   Inc.
New York, NY 10022                                    of Forward Management, LLC since 2007;                      (specialty
1938                                                  Director, The James Irvine Foundation                       pharmaceuti-
                                                      (philanthropic foundation) since 1997;                      cals)
                                                      Formerly Trustee, State Street Research
                                                      Mutual Funds from 1990 to 2005; Formerly,
                                                      Trustee, Metropolitan Series Funds, Inc.
                                                      from 2001 to 2005.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     33

                                                                                                  Number of
                       Position(s)                                                                BlackRock-
                       Held with     Length of                                                    Advised Funds
Name, Address          Fund/         Time Served      Principal Occupation(s)                     and Portfolios  Public
and Year of Birth      Master LLC    as a Director 2  During Past Five Years                      Overseen        Directorships
===============================================================================================================================
Non-Interested Directors 1 (concluded)
-------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish       Director and  Since 2007       Managing Partner, Urish Popeck & Co., LLC   34 Funds        None
40 East 52nd Street    Chair of                       (certified public accountants and           81 Portfolios
New York, NY 10022     the Audit                      consultants) since 1976; Member of
1951                   Committee                      External Advisory Board, The Pennsylvania
                                                      State University Accounting Department
                                                      since 2001; Trustee, The Holy Family
                                                      Foundation since 2001; Committee Member/
                                                      Professional Ethics Committee of the
                                                      Pennsylvania Institute of Certified Public
                                                      Accountants since 2007; President and
                                                      Trustee, Pittsburgh Catholic Publishing
                                                      Associates since 2003; Formerly Director,
                                                      Inter-Tel from 2006 to 2007.
-------------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter    Director and  Since 2007       Professor and Dean Emeritus of the Joseph   34 Funds        None
40 East 52nd Street    Member of                      M. Katz School of Business, University of   81 Portfolios
New York, NY 10022     the Audit                      Pittsburgh since 2005 and Dean thereof
1945                   Committee                      from 1997 to 2005. Director, Alkon
                                                      Corporation (pneumatics) since 1992;
                                                      Director, Indotronix International (IT
                                                      services) since 2004; Director, Tippman
                                                      Sports (recreation) since 2005.
                           ----------------------------------------------------------------------------------------------------
                           1     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                           2     Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock,
                                 Inc. ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund's board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows:
                                 David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D.
                                 Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P.
                                 Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999; and Frederick W. Winter since 1999.

===============================================================================================================================
Interested Directors 3
-------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis       Director      Since 2007       Managing Director, BlackRock, Inc. since    184 Funds       None
40 East 52nd Street                                   2005; Formerly Chief Executive Officer,     295 Portfolios
New York, NY 10022                                    State Street Research & Management Company
1945                                                  from 2000 to 2005; Formerly Chairman of
                                                      the Board of Trustees, State Street
                                                      Research Mutual Funds from 2000 to 2005;
                                                      Formerly Chairman, SSR Realty from 2000 to
                                                      2004

-------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay           Director      Since 2007       Consultant, BlackRock, Inc. since 2007;     184 Funds       None
40 East 52nd Street                                   Formerly Managing Director, BlackRock,      295 Portfolios
New York, NY 10022                                    Inc. from 1989 to 2007; Formerly Chief
1947                                                  Administrative Officer, BlackRock
                                                      Advisors, LLC from 1998 to 2007; Formerly
                                                      President of BlackRock Funds and BlackRock
                                                      Bond Allocation Target Shares from 2005 to
                                                      2007 and Treasurer of certain closed-end
                                                      Funds in the BlackRock fund complex from
                                                      1989 to 2006.
                           ----------------------------------------------------------------------------------------------------
                           3     Mr. Davis is an "interested person," as defined in the Investment Company Act of 1940, of the
                                 Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an
                                 "interested person" of the Fund due to his consulting arrangement with BlackRock, Inc. as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


34    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Officers and Directors (concluded)

                           Position(s)
                           Held with
Name, Address              Fund/              Length of
and Year of Birth          Master LLC         Time Served      Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund/Master LLC Officers 1
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Fund               Since 2007       Managing Director of BlackRock, Inc. since 2006; Formerly Managing
40 East 52nd Street        President and                       Director of Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund
New York, NY 10022         Chief Executive                     Asset Management, L.P. ("FAM") in 2006; First Vice President thereof
1960                       Officer                             from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice
                                                               President thereof from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley           Vice               Since 2007       Managing Director of BlackRock, Inc. since 2000; Chief Operating
40 East 52nd Street        President                           Officer of BlackRock's U.S. Retail Group since 2006; Head of
New York, NY 10022                                             BlackRock's Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co.,
1962                                                           Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First
                                                               Vice President and Operating Officer of the Mergers and Acquisitions
                                                               Group.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews            Chief              Since 2007       Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice
40 East 52nd Street        Financial                           President and Line of Business Head of Fund Accounting and
New York, NY 10022         Officer                             Administration at PNC Global Investment Servicing (U.S.) Inc.
1966                                                           (formerly PFPC Inc.) from 1992 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife                Treasurer          Since 2007       Managing Director of BlackRock, Inc. since 2007 and Director in 2006;
40 East 52nd Street                                            Formerly Assistant Treasurer of the MLIM/FAM-advised Funds from 2005
New York, NY 10022                                             to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan          Chief              Since 2007       Chief Compliance Officer of the BlackRock-advised Funds since 2007;
40 East 52nd Street        Compliance                          Anti-Money Laundering Officer of the BlackRock-advised Funds since
New York, NY 10022         Officer of                          2007; Managing Director and Senior Counsel of BlackRock, Inc. since
1959                       the Fund                            2005; Director and Senior Counsel of BlackRock Advisors, Inc. from
                                                               2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to
                                                               1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard B. Surloff          Secretary          Since 2007       Managing Director of BlackRock, Inc. and General Counsel of U.S.
40 East 52nd Street                                            Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.)
New York, NY 10022                                             of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
1965
                           ---------------------------------------------------------------------------------------------------------
                           1     Officers of the Fund/Master LLC serve at the pleasure of the Boards of Directors.
                           ---------------------------------------------------------------------------------------------------------
                           Further information about the Fund's Officers and Directors is available in the Fund's Statement of
                           Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     35

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


36    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC votes proxies relating to securities held in the Fund's/Master LLC's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's/Master LLC's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008     37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio+
BlackRock Income Builder Portfolio+
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


38    BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.     SEPTEMBER 30, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund's prospectus for a description of risks associated with global investments.

BlackRock Global Financial Services Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                    #MLGFSF-9/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Ronald W. Forbes (not reappointed to audit committee, effective November 1, 2007)
            Kenneth L. Urish (term began, effective November 1, 2007)
            Richard R. West (term ended, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

-----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
-----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Global
Financial Services    $6,800       $6,600            $0            $0           $6,100        $6,100          $1,049         $1,042
Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Global Financial
Services Master LLC   $25,300      $27,400           $0            $0             $0            $0              $0             $0
-----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
            Entity Name                           Year End           Year End
            --------------------------------------------------------------------
            BlackRock Global Financial
            Services Fund, Inc.                   $294,649           $291,642
            --------------------------------------------------------------------
            Global Financial Services
            Master LLC                            $287,500           $284,500
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and
Global Financial Services Master LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: November 24, 2008